GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [text block]
	Thousands of U.S. dollars
	12/31/2016	Acquisitions	Hyperinflation	Translationdifferences	12/31/2017	Acquisitions	Hyperinflation	Translationdifferences	12/31/2018
Peru	29,268.0	-	-	1,001	30,269	-	-	(1,200)	29,069
Chile	17,314.0	-	-	1,466	18,780	-	-	(2,172)	16,608
Colombia	6,249.0	-	-	35	6,284	-	-	(514)	5,770
Mexico	1,758.0	-	-	84	1,842	-	-	2	1,844
Brazil (*)	72,439	8,400	-	(1,049)	79,790	-	-	(11,672)	68,118
Argentina	18,988	-	-	(2,809)	16,179	-	25,577	(8,176)	33,580
Total	146,015	8,400	-	(1,272)	153,144	-	25,577	(23,732)	154,989

(*) As of December 31, 2018 the total amount of goodwill is composed by 12.796 thousand U.S. dollars from the acquisition of RBrasil, 7.097 thousand U.S. dollars from the acquisition of Interfile and 48.225 thousand allocated to Atento Brasil from the acquisition of CRM Business from Telefonica in 2012.